Taxes on Income (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued employee benefits	$ 247	$ 248
Research and development costs	679	$ 636
Tax loss carryforwards	177
PPE	16	$ 7
Inventory	160
Share based compensation	245
Other	21	$ 22
Total gross deferred tax assets	$ 1,545	913
Deferred tax liabilities:
Inventory		(99)
Intangible assets	$ (243)	$ (444)
Goodwill	(61)
Other	36
Total gross deferred tax liabilities	(268)	$ (543)
Net deferred tax assets	1,277	370
In Israel	1,348	913
Foreign jurisdictions	(71)	(543)
Current deferred tax assets	950	567
Current deferred tax liabilities	(111)	(259)
Non-current deferred tax assets	595	346
Non-current deferred tax liabilities	$ (157)	$ (284)